Additional Financial Information of Parent Company - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 07, 2025	Mar. 13, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 18, 2025
Subsequent Event [Member]
Dividends payable						$ 100
2024 Dividends [Member]
Dividends payable per share		$ 0.0072
Dividends payable			$ 150
2024 Dividends [Member] | American Depositary Shares [Member]
Dividends payable per share		$ 0.1444
Parent Company [Member]
Restricted Investments, Percent of Net Assets			25.00%
Description of Material Contingencies of Registrant			no	no	no
Parent Company [Member] | 2024 Dividends [Member]
Dividends payable		$ 150
Parent Company [Member] | 2024 Dividends [Member] | Ordinary Shares [Member]
Dividends payable per share		$ 0.0072
Dividends payable date		Apr. 05, 2024
Parent Company [Member] | 2024 Dividends [Member] | American Depositary Shares [Member]
Dividends payable per share		$ 0.1444
Parent Company [Member] | 2025 Semi-annual Dividends [Member] | Subsequent Event [Member]
Dividends payable date	Apr. 18, 2025
Dividends payable	$ 100
Dividends payable, date of record	Apr. 07, 2025
Parent Company [Member] | 2025 Semi-annual Dividends [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Dividends payable per share	$ 0.0048
Parent Company [Member] | 2025 Semi-annual Dividends [Member] | American Depositary Shares [Member] | Subsequent Event [Member]
Dividends payable per share	$ 0.096